Offerings	Apr. 28, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $1.66 2/3 per share
Amount Registered | shares	222,921
Proposed Maximum Offering Price per Unit	110.175
Maximum Aggregate Offering Price	$ 24,560,321.18
Fee Rate	0.01381%
Amount of Registration Fee	$ 3,391.78
Offering Note	The amount registered consists of 200,000 shares of Common Stock, par value $1.66 2/3 per share ("Common Stock"), of PPG Industries, Inc. (the "Registrant") authorized for issuance in connection with the PPG Industries, Inc. Deferred Compensation Plan (the "Plan"). This Registration Statement also covers additional securities to be offered or issued upon any adjustment or change made to the registered securities by reason of any stock split, stock dividend, recapitalization or similar transaction effected without the receipt of consideration which results in an increase in the number of the Registrant's outstanding shares of common stock, par value $1.66 2/3 per share, as permitted by Rule 416(a) and Rule 416(b) under the Securities Act. The proposed maximum offering price per unit and the maximum aggregate offering price are estimated solely for purposes of calculating the registration fee in accordance with Rule 457(c) and Rule 457(h) under the Securities Act. The maximum aggregate offering price is calculated as the average of the high and low prices reported for a share of Common Stock on The New York Stock Exchange on April 24, 2026.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Other
Security Class Title	Deferred Compensation Obligations
Amount Registered | shares	81,568,143
Maximum Aggregate Offering Price	$ 81,568,143.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 11,264.56
Offering Note	The Deferred Compensation Obligations are unsecured obligations of the Registrant to pay deferred compensation in accordance with the terms of the Plan. The amount of deferred compensation obligations registered is based on an estimate of the amount of compensation that may be deferred under the Plan solely for the purpose of calculating the registration fee pursuant to Rule 457(h) under the Securities Act.